FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-03785

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Fidelity Advisor Series I

Fund Name: Fidelity Real Estate High Income Fund

82 DEVONSHIRE STREET, BOSTON, MA 02109
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

ERIC D. ROITER, SECRETARY, 82 DEVONSHIRE STREET, BOSTON, MA 02109
(NAME AND ADDRESS OF AGENT FOR SERVICE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 617-563-7000

DATE OF FISCAL YEAR END: NOVEMBER 30

DATE OF REPORTING PERIOD: 06/30/2007

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.

Fidelity Advisor Series I

BY:  /s/ KIMBERLEY MONASTERIO*
KIMBERLEY MONASTERIO, TREASURER
DATE: 08/13/2007 02:25:59 PM

*BY:  /s/ CLAIRE S. WALPOLE
CLAIRE S. WALPOLE, VICE PRESIDENT, FIDELITY MANAGEMENT & RESEARCH COMPANY, PURSUANT TO A POWER OF ATTORNEY DATED JULY 10, 2007 AND FILED HEREWITH.

VOTE SUMMARY REPORT
Fidelity Real Estate High Income Fund
07/01/2006- 06/30/2007

Note: The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

ISSUER NAME: ANNALY CAPITAL MANAGEMENT, INC. MEETING DATE: 05/24/2007
TICKER: NLY SECURITY ID: 035710409
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1. 1	ELECT KEVIN P. BRADY AS A DIRECTOR	Management	For	For
1. 2	ELECT E. WAYNE NORDBERG AS A DIRECTOR	Management	For	For
2	RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE COMPANY FOR THE 2007 FISCAL YEAR.	Management	For	For
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: EQUITY OFFICE PROPERTIES TRUST MEETING DATE: 02/07/2007
TICKER: EOPPRB SECURITY ID: 294741509
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	TO APPROVE THE MERGER OF EQUITY OFFICE PROPERTIES TRUST WITH AND INTO BLACKHAWK ACQUISITION TRUST AND THE AGREEMENT AND PLAN OF MERGER, DATED AS OF NOVEMBER 19, 2006, AS AMENDED, AMONG EQUITY OFFICE PROPERTIES TRUST, EOP OPERATING LIMITED PARTNERSHIP, BLACKHAWK PARENT LLC, BLACKHAWK ACQUISITION TRUST AND BLACKHAWK ACQUISITION L.P., AS FULLY DESCRIBED IN THE ENCLOSED STATEMENT.	Management	For	For
2	TO APPROVE ANY ADJOURNMENTS OF THE SPECIAL MEETING FOR THE PURPOSE OF SOLICITING ADDITIONAL PROXIES IF THERE ARE NOT SUFFICIENT VOTES AT THE SPECIAL MEETING TO APPROVE THE MERGER AND THE AGREEMENT AND PLAN OF MERGER, AS AMENDED.	Management	For	For
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: GLENBOROUGH REALTY TRUST INC. MEETING DATE: 11/28/2006
TICKER: GLBPRA SECURITY ID: 37803P204
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	A PROPOSAL TO (A) ADOPT THE AGREEMENT AND PLAN OF MERGER, DATED AS OF AUGUST 20, 2006, BY AND AMONG GLENBOROUGH REALTY TRUST INCORPORATED, GLENBOROUGH PROPERTIES, L.P., GRIDIRON HOLDINGS LLC AND GRIDIRON ACQUISITION LLC AND (B) APPROVE THE MERGER OF GLENBOROUGH REALTY TRUST INCORPORATED WITH AND INTO GRIDIRON ACQUISITION LLC.	Management	For	For
2	IN THEIR DISCRETION, THE NAMED PROXIES ARE AUTHORIZED TO VOTE ON ANY OTHER BUSINESS THAT PROPERLY COMES BEFORE THE SPECIAL MEETING OR ANY ADJOURNMENTS OR POSTPONEMENTS OF THE SPECIAL MEETING, INCLUDING ADJOURNMENTS AND POSTPONEMENTS FOR THE PURPOSE OF SOLICITING ADDITIONAL PROXIES.	Management	For	Abstain
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: HEALTH CARE REIT, INC. MEETING DATE: 05/11/2007
TICKER: HCNPRG SECURITY ID: 42217K502
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	APPROVAL OF AN AMENDMENT TO THE COMPANY S SECOND RESTATED CERTIFICATE OF INCORPORATION TO INCREASE THE NUMBER OF AUTHORIZED SHARES OF PREFERRED STOCK FROM 25,000,000 TO 50,000,000.	Management	For	Against
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: PUBLIC STORAGE, INC. MEETING DATE: 05/03/2007
TICKER: PSAPRM SECURITY ID: 74460D232
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	APPROVAL OF THE PROPOSAL TO REORGANIZE FROM A CALIFORNIA CORPORATION TO A MARYLAND REAL ESTATE INVESTMENT TRUST.	Management	For	For
2	APPROVAL OF ADJOURNMENTS OR POSTPONEMENTS OF THE ANNUAL MEETING IF NECESSARY.	Management	For	For
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

POWER OF ATTORNEY

I, the undersigned Treasurer of the following investment companies:

Colchester Street Trust

Fidelity Aberdeen Street Trust

Fidelity Advisor Series I

Fidelity Advisor Series II

Fidelity Advisor Series IV

Fidelity Advisor Series VII

Fidelity Advisor Series VIII

Fidelity Beacon Street Trust

Fidelity Boylston Street Trust

Fidelity California Municipal Trust

Fidelity California Municipal Trust II

Fidelity Capital Trust

Fidelity Central Investment Portfolios LLC

Fidelity Central Investment Portfolios II LLC

Fidelity Charles Street Trust

Fidelity Commonwealth Trust

Fidelity Concord Street Trust

Fidelity Congress Street Trust

Fidelity Contrafund

Fidelity Court Street Trust

Fidelity Court Street Trust II

Fidelity Covington Trust

Fidelity Destiny Portfolios

Fidelity Devonshire Trust

Fidelity Exchange Fund

Fidelity Financial Trust

Fidelity Fixed-Income Trust

Fidelity Garrison Street Trust

Fidelity Hanover Street Trust

Fidelity Hastings Street Trust

Fidelity Hereford Street Trust

Fidelity Income Fund

Fidelity Investment Trust

Fidelity Magellan Fund

Fidelity Massachusetts Municipal Trust

Fidelity Money Market Trust

Fidelity Mt. Vernon Street Trust

Fidelity Municipal Trust

Fidelity Municipal Trust II

Fidelity New York Municipal Trust

Fidelity New York Municipal Trust II

Fidelity Oxford Street Trust

Fidelity Phillips Street Trust

Fidelity Puritan Trust

Fidelity Revere Street Trust

Fidelity School Street Trust

Fidelity Securities Fund

Fidelity Select Portfolios

Fidelity Summer Street Trust

Fidelity Trend Fund

Fidelity Union Street Trust

Fidelity Union Street Trust II

Newbury Street Trust

Variable Insurance Products Fund

Variable Insurance Products Fund II

Variable Insurance Products Fund III

Variable Insurance Products Fund IV

Variable Insurance Products Fund V

plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Treasurer (collectively, the "Funds"), hereby constitute and appoint Nicholas Steck and Claire Walpole my true and lawful attorneys-in-fact, each of them singly, with full power of substitution, and with full power to sign for me and in my name in the appropriate capacities, all Reports of the Proxy Voting Records of the Funds on Form N-PX under the Investment Company Act of 1940, as amended (the "Act"), or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate to cause such Form to be completed and filed in accordance with the Act and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitute may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after August 1, 2007.

WITNESS my hand on this 10th of July 2007.

/s/ Kimberley Monasterio

Kimberley Monasterio

Treasurer